RELATED PARTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 5 – RELATED PARTIES

A.	Transactions and balances with related parties

	Nine months ended September 30		Three months ended September 30
	2022	2021	2022	2021
	U.S. dollars (in thousands)

Research and development expenses:
Directors compensation and fees to officers	81	24	26	-

General and administrative expenses:
Directors compensation and fees to officers (*)	791	1,225	444	1,042
(*) Share based compensation	349	872	305	872

Financing expenses (income), net:
Related to convertible loan terms	(575)	(1,034)	(582)	(237)

CITRINE GLOBAL, CORP.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (unaudited)

B.	Balances with related parties:

	As of September 30,	As of December 31,
	2022	2021
	U.S. dollars (in thousands)

Current Assets:
Short term loan granted to others	17	15
	17	15
Current Liabilities:
Short term loan	80
Convertible notes	-	1,431
Accounts payable	26	20
Accrued compensation	1,326	838
	1,432	2,289
Non-current Liabilities:
Convertible notes	1,704	-

C.	On August 9, 2022, Mr. David Kretzmer’s fee in respect of services provided to the Company was reduced from $7,000 per month to $1,500 per month. Mr. Kretzmer’s monthly fee for services rendered to Cannovation Center Israel at the rate of $2,000 per month was unaffected.

NOTE 9 – RELATED PARTIES

A. Transactions and balances with related parties

	Year ended December 31
	2021	2020
	U.S. Dollars in thousands

Research and development expenses:
Fees to officers	48	-
Other expenses	26	-
	74	-

General and administrative expenses:
Directors compensation and fees to officers (*)	919	496
(*) Share based compensation	404	-

Financing expenses , net:
Financial expenses related to convertible loan	1,129	287
Interest on loan (**)	*	-

(**)	Less than 1 thousand

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

B. Balances with related parties:

	As of December 31,
	2021	2020
	U.S. Dollars in thousands

Current Assets:
Short term loan	15	-

Current Liabilities:
Convertible notes	1,431	773
Accounts payable	20	312
Accrued compensation	838	-

C.

Commencing in February 2020, Ora Elharar Soffer, CEO and Chairperson of the Board, was entitled to a monthly fee of $20 thousands and certain reimbursements for traveling, lodging and other expenses on behalf of the Company, the payment of such compensation was deferred until the Company consummates an investment of at least $1.8 million in the Company’s securities.

In addition, on August 15, 2021, the board of directors of Cannovation determined to adjust the compensation of the Chairperson (and interim Chief Executive Officer), Ora Elharar Soffer, to $10 thousands per month, in each case retroactive to July 1, 2021. These amounts would be paid at such time as Cannovation shall become due and payable from, and such time as Cannovation shall have, available funds therefor and as part of the operating budget for a minimum period of 18 months.

As of December 31, 2021, and 2020, an amount of $499 thousands and $210 thousands, respectively, representing compensation earned by Ms. Elharar Soffer.

D.	Commencing in February 2020, Ilan Ben-Ishay, a director, is entitled to a monthly fee of $4 thousands and certain reimbursements for traveling lodging and vehicle expenses on behalf of the Company, the payment of such compensation was deferred until the Company consummates an investment of at least $1.8 million in the Company’s securities.

In addition, on August 15, 2021, the board of directors of Cannovation determined to adjust the compensation of Ilan Ben-Ishay, a director at Cannovation, to $2 thousands per month, in each case retroactive to July 1, 2021. These amounts would be paid at such time as Cannovation shall become due and payable from, and such time as Cannovation shall have, available funds therefor and as part of the operating budget for a minimum period of 18 months.

As of December, 31, 2021, and 2020, an amount of $86 thousands and $34 thousand, respectively representing compensation earned by Mr. Ben-Ishay.

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

E.	Commencing in May 2020, Ms. Halperin, CFO of the Company, was entitled to a monthly fee of an additional $4 thousands, resulting in an aggregate monthly fee (from the February 2020 agreement as detailed above) of $7 thousands, the payment of such compensation was deferred until the Company consummates an investment of at least $1.8 million in the Company’s securities.

In addition, on August 15, 2021, the board of directors of Cannovation determined to adjust the compensation of the chief financial officer, Ilanit Halperin at Cannovation, to $4 thousands per month, in each case retroactive to July 1, 2021. These amounts would be paid at such time as Cannovation shall become due and payable from, and such time as Cannovation shall have, available funds therefor and as part of the operating budget for a minimum period of 18 months.

As of December, 31, 2021, and 2020, an amount of $171 thousands and $66 thousand, respectively, representing compensation earned by Ms. Halperin.

F.	Commencing in March 2021, Adv. David Kretzmer, a director, is entitled to a monthly fee of $7 thousand and certain reimbursements for traveling lodging and vehicle expenses on behalf of the Company, the payment of such compensation was deferred until the Company consummates an investment of at least $1.8 million in the Company’s securities.

In addition, on August 15, 2021, the board of directors of Cannovation determined to adjust the compensation of David Kretzmer, a director at Cannovation, to $2 thousands per month, in each case retroactive to July 1, 2021. These amounts would be paid at such time as Cannovation shall become due and payable from, and such time as Cannovation shall have, available funds therefor and as part of the operating budget for a minimum period of 18 months.

As of December, 31, 2021, an amount of $82 thousands representing compensation earned by Adv. David Kretzmer.

G.	On August 15, 2021, the board determined to award a bonus to the Company’s Chairperson of the Board, CEO, CFO, officers, directors and senior management equal to two percent (2%) of any capital raise, subject to prior repayment of the outstanding convertible loans and so long as the payment thereof would be from available funds and part of the Company’s operating budget for a minimum period of 18 months. In addition, the Board agreed to a bonus Company’s Chairperson of the Board, CEO, CFO, officers, directors and senior management of 2% from operating profits which will become payable upon the fulfillment of certain specified targets that the Board will establish, subject to prior repayment of the outstanding convertible loans and so long as the payment thereof would be from available funds and as part of the Company’s operating budget for a minimum period of 18 months.

H.	On August 9, 2021, through its 60% owned subsidiary Cannovation Center Israel, the Company entered into an agreement with iBOT, pursuant to which iBOT agreed to manufacture a line of nutritional supplements for Cannovation, including packaging and storage (the “Manufacturing Agreement”). Under the Manufacturing Agreement, the parties will agree on the compensation terms for each manufacturing order that Cannovation submits to iBOT It is intended that the price payable to iBOT will be based on the cost of manufacture plus a specified premium to be fixed at the time of each order.

I.	On September 29, 2021, Citrine Global advanced to iBOT, a related party, a loan of $50 thousands with a 12 month maturity date. The loan bears interest at an effective annual interest rate of 12% as and is convertible, at the option of Citrine Global, into equity shares of iBOT at conversion rate equal to the lower of (i) 25% discount to the most recent round of capital raised by iBOT during the term of the loan and (ii) the rate specified in the framework agreement. In addition, Citrine Global is entitled to convert the outstanding loan, in whole or in part, to satisfy payments of amounts owed to iBOT under the services agreements between the parties. On October 8, 2021 the Company transferred a first tranche of $15 thousands.

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

J.	On November, 2021, the Company, Cannovation and CTGL – Citrine Global Israel Ltd., on the one hand (collectively the “Citrine Global Group”), and iBOT, on the other hand, entered into an Exclusive Strategic Collaboration and Alliance Agreement (the “Exclusive Rights Agreement”) pursuant to which iBOT granted to the Citrine Global Group, jointly and individually, exclusive world-wide rights, solely with respect to the cannabis market, to iBOT’s botanical formulas and nutritional supplements, including, the development, manufacture, distribution and sale of such products. The exclusive rights include the right of any of the Citrine Global Group to grant rights thereunder to third parties so long as such third parties shall agree to be bound by terms consistent with those contained in this Agreement. In consideration of the grant of the rights under the Exclusive Rights Agreement, Citrine Global Group granted to iBOT the exclusive right to manufacture in State of Israel (consistent with the terms of the Manufacturing Agreement) the botanical products. In addition, so long as iBOT is in compliance with the terms of this Agreement, in the event that the Citrine Global Group determines to manufacture botanical products outside of Israel, then iBOT is to be afforded the opportunity to perform such manufacturing for the Citrine Group at iBOT’s facility in Israel provided that iBOT complies with all of the terms and conditions relating to such manufacturing project, including the price per unit, delivery schedules, packaging requirements regulation and other relevant terms.

K.	See also Note 7A.

L.	See also Note 5.